Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes

The following is a reconciliation of the expected statutory federal income tax provision to the actual income tax provision (in thousands):

	December 31,
	2014	2013	2012
Tax computed at federal statutory rate	$(11,510)	$(6,831)	$(5,396)
State income tax, net of federal benefit	(1,517)	(987)	(907)
Non-deductible interest	20	20	36
Other permanent items	1,676	756	214
Research credits	(557)	(728)	(93)
Remove (restore) DTA for NOL and Credits – IRC 382	—	(12,666)	2,135
State Taxes	—	—	—
Uncertain tax position	(1,125)	859	—
Valuation allowance	13,013	19,577	4,011

Provision (benefit) for income taxes	$—	$—	$—

The components of the Company’s deferred tax assets are summarized as follows (in thousands):

	December 31,
	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$31,484	$19,288
Research credits	1,649	1,092
Capitalized R&D	5,410	6,391
Other	2,049	803

Deferred tax assets	40,592	27,574
Valuation allowance	(40,592)	(27,574)

Net deferred tax assets	$—	$—

The Company has established a valuation allowance for all deferred tax assets (DTA) including those for new operating loss and tax credit carryforwards. A valuation allowance of approximately $40.6 million of which approximately $13.0 million relates to 2014, has been recognized to offset the deferred tax assets, as realization of such assets is uncertain.

At December 31, 2014, the Company had federal and California net operating loss (NOL) carryforwards of approximately $82.2 million and $77.0 million, respectively. The federal NOL carryforwards will begin to expire in 2027 unless previously utilized, and the state NOL carryforwards have already begun to expire, and will continue to do so, unless utilized. At December 31, 2014, the Company had federal and state research tax credits each of $1.3 million. The federal research tax credits begin to expire in 2032 unless previously utilized. The California research credit will carry forward indefinitely until utilized.

Utilization of the NOL and research tax credit carryforwards may be subject to a substantial annual limitation due to ownership change limitations that have occurred or that could occur in the future, as required by Section 382 of the Code, as well as similar state and foreign provisions. These ownership changes may limit the amount of NOL and research tax credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. In general, an “ownership change” as defined by Section 382 of the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders or public groups.

The Company completed a study to assess whether an ownership change, as defined by Section 382 of the Code, had occurred from the Company’s formation through December 31, 2014. Based upon this study, the Company determined that several ownership changes had occurred. Accordingly, the Company has reduced its deferred tax assets related to the federal and state NOL carryforwards and the federal research tax credit carryforwards that are anticipated to expire unused as a result of these ownership changes. These tax attributes have been excluded from the deferred tax assets with a corresponding reduction in the valuation allowance with no net effect on income tax expense or the effective tax rate. Future ownership changes may further limit the Company’s ability to utilize its remaining tax attributes.

The Company adopted the provisions of Financial Accounting Standards Board (FASB) ASC 740-10 Income Taxes, relating to accounting for uncertain tax positions on July 1, 2009.

The following table summarized the activity related to the Company’s unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2014	2013
Balance beginning of the year	$1,709	$—
Increase related to prior year tax positions	(1,361)	681
Increase related to current year tax positions	314	1,028

Balance at end of year	$662	$1,709

There were no unrecognized tax benefits prior to 2013. Approximately $0.7 million of the unrecognized tax benefits would reduce the Company’s annual effective tax rate, if recognized, subject to the valuation allowance. It is not anticipated that there will be significant change in the unrecognized tax benefits over the next 12 months.

Due to the net operating loss carryforwards, the U.S. federal and state returns are open to examination by the Internal Revenue Service and significant state and foreign jurisdictions for all years beginning with the inception of the Company. The Company’s policy is to recognize interest expense and penalties related to income tax matters as a component of income tax expense. There was no interest and penalties associated with uncertain tax positions as of December 31, 2014.